Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross revenues	R$ 29,647,019
PIS/Pasep and Cofins	(2,477,418)
ICMS (VAT)	(2,733,900)
Sectorial Charges	(2,952,146)
Service tax	(4,087)
Net Revenue	21,479,468	R$ 20,535,341	R$ 20,976,216
Electricity Sales To Final Customers [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	10,384,872	11,392,957	12,296,456
PIS/Pasep and Cofins	(846,531)
ICMS (VAT)	(1,234,983)
Sectorial Charges	(357,190)
Service tax
Net Revenue	7,946,168	7,510,037	7,237,677
Electricity Sales To Distributors [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	4,235,612	4,534,515	4,529,478
PIS/Pasep and Cofins	(553,593)
ICMS (VAT)	(17,038)
Sectorial Charges	(62,193)
Service tax
Net Revenue	3,602,788	3,814,409	3,801,277
Use Of The Main Distribution And Transmission Grid [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	10,930,593	9,843,657	10,088,231
PIS/Pasep and Cofins	(913,793)
ICMS (VAT)	(1,481,845)
Sectorial Charges	(2,532,763)
Service tax
Net Revenue	6,002,192	4,828,841	5,295,074
Construction Income [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	2,333,787	2,164,134	1,940,337
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	2,333,787	2,164,134	1,940,337
Fair Value Of Assets From The Indemnity For The Concession [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	62,167	79,169	108,733
PIS/Pasep and Cofins
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	62,167	79,169	108,733
Sectorial Financial Assets And Liabilities Result [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	1,070,196
PIS/Pasep and Cofins	(98,993)
ICMS (VAT)
Sectorial Charges
Service tax
Net Revenue	971,203	1,676,936	2,270,859
Other Operating Revenue [Member]
IfrsStatementLineItems [Line Items]
Gross revenues	629,792
PIS/Pasep and Cofins	(64,508)
ICMS (VAT)	(34)
Sectorial Charges
Service tax	(4,087)
Net Revenue	R$ 561,163	R$ 461,815	R$ 322,259